Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005490
Account Value [Line Items]
Account Value	$ 18,446	$ 18,312	$ 18,268	$ 17,874	$ 17,093	$ 16,680	$ 15,692		$ 15,546	$ 15,030	$ 14,772	$ 14,777	$ 14,580	$ 15,149	$ 16,007	$ 16,556	$ 16,784	$ 16,295	$ 15,530	$ 14,820	$ 14,173	$ 12,946	$ 12,958	$ 13,198	$ 12,729	$ 12,191	$ 12,139	$ 11,750	$ 12,209	$ 11,934	$ 11,929	$ 11,811	$ 11,403	$ 11,101	$ 10,698	$ 10,150	$ 10,228	$ 9,859	$ 9,213	$ 9,690	$ 9,481	$ 10,000
C000005491
Account Value [Line Items]
Account Value	18,001	17,887	17,854	17,472	16,718	16,327	15,367		15,239	14,736	14,497	14,512	14,323	14,896	15,742	16,295	16,536	16,061	15,313	14,620	13,993	12,789	12,807	13,051	12,595	12,075	12,029	11,654	12,113	11,849	11,854	11,741	11,342	11,049	10,656	10,116	10,199	9,837	9,198	9,683	9,477	10,000
C000005492
Account Value [Line Items]
Account Value	17,556	17,452	17,435	17,073	16,350	15,979	15,043		14,924	14,448	14,219	14,245	14,072	14,636	15,478	16,034	16,280	15,820	15,094	14,422	13,815	12,632	12,656	12,911	12,466	11,958	11,917	11,550	12,016	11,762	11,772	11,669	11,284	10,995	10,609	10,081	10,170	9,811	9,181	9,670	9,472	10,000
C000244821
Account Value [Line Items]
Account Value	606,631	601,901	600,541	586,975	561,350	547,482	514,673	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	551,599	553,193	547,386	548,095	523,046	522,826	512,174	500,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	17,155	16,955	16,859	16,599	15,815	15,512	14,712		14,594	14,211	13,961	13,882	13,728	14,186	14,902	15,304	15,450	15,039	14,441	14,053	13,577	12,708	12,604	12,835	12,399	11,933	11,883	11,588	11,983	11,701	11,630	11,578	11,181	10,964	10,674	10,207	10,268	9,953	9,390	9,799	9,560	10,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	17,155	16,955	16,859	16,599	15,815	15,512	14,712		14,594	14,211	13,961	13,882	13,728	14,186	14,902	15,304	15,450	15,039	14,441	14,053	13,577	12,708	12,604	12,835	12,399	11,933	11,883	11,588	11,983	11,701	11,630	11,578	11,181	10,964	10,674	10,207	10,268	9,953	9,390	9,799	9,560	10,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	17,155	16,955	16,859	16,599	15,815	15,512	14,712		$ 14,594	$ 14,211	$ 13,961	$ 13,882	$ 13,728	$ 14,186	$ 14,902	$ 15,304	$ 15,450	$ 15,039	$ 14,441	$ 14,053	$ 13,577	$ 12,708	$ 12,604	$ 12,835	$ 12,399	$ 11,933	$ 11,883	$ 11,588	$ 11,983	$ 11,701	$ 11,630	$ 11,578	$ 11,181	$ 10,964	$ 10,674	$ 10,207	$ 10,268	$ 9,953	$ 9,390	$ 9,799	$ 9,560	$ 10,000
S&P Target Date 2020 Index
Account Value [Line Items]
Account Value	$ 600,409	$ 593,405	$ 590,032	$ 580,945	$ 553,510	$ 542,917	$ 514,888	$ 500,000